Document and Entity Information	3 Months Ended
Mar. 31, 2012
Entity Registrant Name	Synthetic Biologics, Inc.
Entity Central Index Key	0000894158
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Amendment Flag	false
Document Period End Date	Mar 31, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 6,802	$ 6,678	$ 2,649
Accounts receivable net	440	405	339
Other	83	16	343
Assets of discontinued operations	0	23	214
Total Current Assets	7,325	7,122	3,545
Property and equipment, net	303	323	475
Long-term note receivable	700	0
Deposits and other assets	21	31	91
Total Assets	8,349	7,476	4,111
Liabilities and Stockholders' Equity
Accounts payable	316	388	266
Accrued liabilities	127	29	210
Liabilities of discontinued operations		0	24
Total Current Liabilities	443	417	500
Long Term Liabilities:
Accounts payable		0	32
Total Liabilities	443	417	532
Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized, 31,374,002 issued and 31,292,520 outstanding and 23,420,189 issued and 23,338,707 outstanding	33	31	23
Additional paid-in capital	60,946	58,901	47,280
Accumulated deficit	(53,073)	(51,873)	(43,724)
Total Stockholders' Equity	7,906	7,059	3,579
Total Liabilities and Stockholders' Equity	$ 8,349	$ 7,476	$ 4,111

Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	32,857,609	31,374,002	23,420,189
Common stock, shares outstanding	32,776,127	31,292,520	23,338,707

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
License revenue, net			$ 0	$ 2,125
Grant revenue			0	489
Total Revenues			0	2,614
Operating Costs and Expenses:
General and administrative	1,468	1,233	2,588	2,117
Research and development	386	231	3,340	1,580
Total Operating Costs and Expenses	1,854	1,464	5,928	3,697
Loss from Continuing Operations	(1,854)	(1,464)	(5,928)	(1,083)
Other Income (Expense):
Warrant expense	0	(716)	(1,492)	0
Change in fair value of warrant liability	0	(94)	(242)	0
Impairment loss on equipment			0	(121)
Loss on the sale of equipment	0	(5)	0	0
Interest income			14	0
Other income	5	56	22	9
Total Other Income (Expense), net	5	(759)	(1,698)	(112)
Net Loss from Continuing Operations	(1,849)	(2,223)	(7,626)	(1,195)
Net Income (Loss) from Discontinued Operations	649	37	(523)	(516)
Net Loss	$ (1,200)	$ (2,186)	$ (8,149)	$ (1,711)
Net Income (Loss) Per Share - Basic and Dilutive:
Continuing Operations (in dollars per share)	$ (0.06)	$ (0.09)	$ (0.27)	$ (0.06)
Discontinued Operations (in dollars per share)	$ 0.02	$ 0	$ (0.02)	$ (0.02)
Net Loss Per Share	$ (0.04)	$ (0.09)	$ (0.29)	$ (0.08)
Weighted average number of common shares outstanding during the year Basic and Dilutive (in shares)	32,003,164	25,220,694	27,710,428	22,393,568

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance at Dec. 31, 2009	$ 22	$ 45,553	$ (42,013)	$ (17)	$ 3,545
Balance (in shares) at Dec. 31, 2009	21,449,352
Stock-based compensation	0	400	0	0	400
Issuance of common stock for employee compensation	0	47	0	0	47
Issuance of common stock for employee compensation (in shares)	60,521
Issuance of common stock for license fees	0	70	0	0	70
Issuance of common stock for license fees (in shares)	81,035
Issuance of common stock for consulting fees	0	213	0	0	213
Issuance of common stock for consulting fees (in shares)	279,724
Issuance of common stock for options exercised	0	113	0	17	130
Issuance of common stock for options exercised (in shares)	255,954
Issuance of common stock, net of issuance costs	1	884	0	0	885
Issuance of common stock, net of issuance costs (in shares)	1,212,121
Net loss	0	0	(1,711)	0	(1,711)
Balance at Dec. 31, 2010	23	47,280	(43,724)	0	3,579
Balance (in shares) at Dec. 31, 2010	23,338,707
Stock-based compensation	0	973	0	0	973
Issuance of common stock for employee compensation	0	94	0	0	94
Issuance of common stock for employee compensation (in shares)	73,585
Issuance of common stock for exclusive channel collaboration agreement	3	1,684	0	0	1,687
Issuance of common stock for exclusive channel collaboration agreement (in shares)	3,123,558
Issuance of common stock for consulting fees	0	165	0	0	165
Issuance of common stock for consulting fees (in shares)	171,796
Issuance of common stock for options and warrants exercised	0	15	0	0	15
Issuance of common stock for options and warrants exercised (in shares)	38,948
Issuance of common stock, net of issuance costs	5	6,956	0	0	6,961
Issuance of common stock, net of issuance costs (in shares)	4,545,926
Warrant liability reclassified to stockholders' equity	0	1,734	0	0	1,734
Net loss	0	0	(8,149)		(8,149)
Balance at Dec. 31, 2011	$ 31	$ 58,901	$ (51,873)	$ 0	$ 7,059
Balance (in shares) at Dec. 31, 2011	31,292,520

Consolidated Statements of Changes in Stockholders' Equity [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Issuance Cost	$ 539	$ 115

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (1,849)	$ (2,223)	$ (7,626)	$ (1,195)
Net Income (Loss) from Discontinued Operations	649	37	(523)	(516)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	508	768	973	400
Stock issued as employee compensation	0	76	94	47
Stock issued for license fee			0	70
Stock issued for exclusive channel collaboration agreement			1,684	0
Stock issued for consulting fees	0	58	165	214
Warrant expense	0	716	1,492	0
Change in fair value of warrant liability	0	94	242	0
Depreciation	20	80	144	346
Provision for uncollectible accounts receivable	8	21	414	130
Amortization of premium on investments			57	0
Loss on sale of short-term investment			20	0
Gain (loss) on the sale of equipment	0	5	6	(3)
Impairment loss on equipment			0	121
Gain on the settlement of accounts payable	0	(63)	(63)	0
Changes in operating assets and liabilities:
Accounts receivable	(43)	(111)	(480)	(438)
Other current assets	(67)	268	327	(335)
Note receivable	(700)	0
Deposits and other assets	10	68	60	0
Assets of discontinued operations	23	3	191	13
Accounts payable	(72)	154	153	(196)
Accrued liabilities	98	(192)	(181)	202
Liabilities of discontinued operations	0	(40)	(24)	(5)
Net Cash Used In Operating Activities	(1,415)	(281)	(2,875)	(1,145)
Cash Flows From Investing Activities:
Purchase of short-term investments			(4,370)	0
Proceeds from short-term investments			4,293	0
Purchases of property and equipment			0	(12)
Proceeds from the sale of equipment	0	1	2	77
Net Cash Provided By (Used In) Investing Activities	0	1	(75)	65
Cash Flows From Financing Activities:
Proceeds from issuance of common stock for stock option and warrant exercises	68	8	15	129
Proceeds from issuance of common stock for warrant exercises	1,471	0
Proceeds from issuance of common stock for exclusive channel collaboration agreement			3	0
Proceeds from the issuance of common stock	0	4,000	7,500	1,000
Cash paid as direct offering costs	0	(296)	(539)	(115)
Net Cash Provided By Financing Activities	1,539	3,712	6,979	1,014
Net increase (decrease) in cash	124	3,432	4,029	(66)
Cash at the beginning of period	6,678	2,649	2,649	2,715
Cash at the end of period	6,802	6,080	6,678	2,649
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	0	10
Cash paid for taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Exchange of equipment			0	64
Reclassification of warrant liability to additional paid-in capital			$ 1,734	$ 0

Organization	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Text Block]

1.   Organization

Synthetic Biologics, Inc. (the “Company” or “Synthetic Biologics”), formerly Adeona Pharmaceuticals, Inc., is a biotechnology company focused on the development of synthetic DNA-based therapeutics and innovative disease-modifying medicines for serious illnesses. In the area of synthetic biology, the Company is initially developing a product candidate to treat pulmonary arterial hypertension (PAH). The Company also intends to expand new and existing collaborations in the synthetic biology area. In addition, Synthetic Biologics has several clinical-stage programs that are being funded, or partially funded, by grants, charitable organizations and corporate partners. In this area we are developing, or have partnered the development of, product candidates to treat relapsing-remitting multiple sclerosis (MS), cognitive dysfunction in MS, fibromyalgia and amyotrophic lateral sclerosis (ALS).

Medical Indication	Product Candidate	Status
PAH	Synthetic DNA-based therapy	Preclinical

Relapsing-remitting MS	Trimesta	All patients enrolled in Phase II clinical trial;
	(oral estriol)	dosing and monitoring underway

Cognitive dysfunction in	Trimesta	Patient enrollment underway in Phase II
MS	(oral estriol)	clinical trial

Fibromyalgia	Effirma	Partnered with Meda AB
(oral flupirtine)

ALS	AEN-100	Phase II/III clinical trial preparation underway
(gastroretentive zinc acetate)

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

2.   Basis of Presentation

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.

The financial information as of December 31, 2011, is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2011. The unaudited consolidated interim financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A, which contains the audited financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the year ended December 31, 2011.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been consolidated or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The interim results for the period ended March 31, 2012, are not necessarily indicative of results for the full year.

The Company has seven subsidiaries, Pipex Therapeutics, Inc. (“Pipex Therapeutics”), Effective Pharmaceuticals, Inc. (“EPI”), Solovax, Inc. (“Solovax”), CD4 Biosciences, Inc. (“CD4”), Epitope Pharmaceuticals, Inc. (“Epitope”), Healthmine, Inc. (“Healthmine”) and Putney Drug Corp. (“Putney”). As of March 31, 2012, EPI, Healthmine and Putney are wholly owned and Pipex Therapeutics, Solovax, CD4 and Epitope are majority-owned.

Organization and Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Nature of Operations and Basis of Presentation

Description of Business

Synthetic Biologics, Inc. (the “Company” or “Synthetic Biologics”), formerly Adeona Pharmaceuticals, Inc., is a biotechnology company focused on the development of synthetic DNA-based therapeutics and innovative disease-modifying medicines for serious illnesses. In the area of synthetic biology, the Company is initially developing a product candidate to treat PAH. The Company also intends to expand new and existing collaborations in the synthetic biology area. In addition, Synthetic Biologics has several clinical-stage programs that are being funded, or partially funded, by grants, charitable organizations and corporate partners. In this area we are developing, or have partnered the development of, product candidates to treat relapsing-remitting MS, cognitive dysfunction in MS, fibromyalgia and ALS.

Medical Indication	Product Candidate	Status
PAH	Synthetic DNA-based therapy	Preclinical

Relapsing-remitting MS	Trimesta	All patients enrolled in Phase II clinical trial;
	(estriol)	dosing and monitoring underway

Cognitive dysfunction in	Trimesta	Patient enrollment underway in Phase II
MS	(estriol)	clinical trial

Fibromyalgia	Effirma	Partnered with Meda AB
(oral flupirtine)

ALS	AEN-100	Clinical trial preparation underway
(gastroretentive zinc acetate)

On December 21, 2011, Synthetic Biologics announced that the Board of Directors had taken several actions to prioritize its focus on our entry into the emerging field of synthetic biology. The Company also announced that it intends to seek marketing partners for its zinc-based products reaZin ™ and wellZin ™.

Basis of Presentation and Corporate Structure

As of December 31, 2011, the Company had eight active subsidiaries, Pipex Therapeutics, Inc. (“Pipex Therapeutics”), Adeona Clinical Laboratory (formerly Hart Lab, LLC), Effective Pharmaceuticals, Inc. (“EPI”), Solovax, Inc. (“Solovax”), CD4 Biosciences, Inc. (“CD4”), Epitope Pharmaceuticals, Inc. (“Epitope”), Healthmine, Inc. (“Healthmine”) and Putney Drug Corp. (“Putney”). As of December 31, 2011, EPI, Adeona Clinical Laboratory, Healthmine and Putney are wholly owned and Pipex Therapeutics, Solovax, CD4 and Epitope are majority-owned.

For financial reporting purposes, the outstanding common stock of the Company is that of Synthetic Biologics, Inc. All statements of operations, stockholders’ equity and cash flows for each of the entities are presented as consolidated. All subsidiaries were formed under the laws of the State of Delaware on January 8, 2001, except for EPI, which was incorporated in Delaware on December 12, 2000, Epitope which was incorporated in Delaware in January of 2002, Putney which was incorporated in Delaware in November of 2006, Healthmine which was formed in Delaware in December of 2007 and Adeona Clinical Laboratory which was incorporated in Illinois as a limited liability company on August 8, 2005.

On March 8, 2012, the Company sold all of its interest in Adeona Clinical Laboratory, LLC (the “Lab”) to Hartlab, LLC, an entity controlled by the Lab’s former owner, in consideration for (i) the immediate assignment of the Lab’s outstanding accounts receivable up through the date of closing, plus (ii) $700,000 payable pursuant to the terms of a two-year non-recourse promissory note secured by all the assets of the Lab. Accordingly, this business has been presented in the consolidated financial statements as discontinued operations. This transaction is described in more detail in Note 3 – Discontinued Operations of Adeona Clinical Laboratory.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

3.   Summary of Significant Accounting Policies

Principles of Consolidation

All inter-company transactions and accounts have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S.A. requires management to make estimates and assumptions that affect the reported amounts reported in the consolidated financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: the amount allocated to goodwill, the estimated useful lives for property and equipment, fair value of warrants and stock options granted for services or compensation, respectively, estimates of the probability and potential magnitude of contingent liabilities, and the valuation allowance for deferred tax assets due to continuing and expected future operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, actual results could differ from those estimates.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable were reported at realizable value, net of allowances for doubtful accounts, which were estimated and recorded in the period the related revenue was recorded. The Company estimated and reviewed the collectability of its receivables based on a number of factors, including the period they were outstanding. Historical collection and payer reimbursement experience was an integral part of the estimation process related to allowances for doubtful accounts associated with Adeona Clinical Laboratory. In addition, the Company regularly assessed the state of its billing operations in order to identify issues, which impacted the collectability of these receivables or reserve estimates. Revisions to the allowances for doubtful accounts estimates were recorded as an adjustment to bad debt expense. Receivables deemed uncollectible were charged against the allowance for doubtful accounts. Recoveries of receivables previously written-off are recorded as credits to the allowance for doubtful accounts.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) the service is completed without further obligation, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.  The Company recognizes milestone payments or upfront payments that have no contingencies as revenue when payment is received.  For the three months ended March 31, 2012 and 2011, the Company’s only stream of revenue was laboratory revenue. Laboratory revenues are a component of discontinued operations for the three months ended March 31, 2012 and 2011. See Note 4 – Discontinued Operations of Adeona Clinical Laboratory and Note Receivable.

License Revenues

The Company’s licensing agreements may contain multiple elements, such as non-refundable up-front fees, payments related to the achievement of particular milestones and royalties. Fees associated with substantive at risk performance-based milestones are recognized as revenue upon completion of the scientific or regulatory event specified in the agreement. When the Company has substantive continuing performance obligations under an arrangement, revenue is recognized over the performance period of the obligations using a time-based proportional performance approach. Under the time-based method, revenue is recognized over the arrangement’s estimated performance period based on the elapsed time compared to the total estimated performance period. Revenue recognized at any point in time is limited to the amount of non-contingent payments received or due. When the Company has no substantive continuing performance obligations under an arrangement, it recognizes revenue as the related fees become due.

Revenues from royalties on third-party sales of licensed technologies are generally recognized in accordance with the contract terms when the royalties can be reliably determined and collectibility is reasonably assured. To date, the Company has not received any royalty revenues.

On May 6, 2010, the Company entered into the Meda Agreement for the development and commercialization of Effirma (oral flupirtine) for fibromyalgia.  As consideration for the sublicense, the Company received an up-front payment of $2.5 million upon execution of the Meda Agreement. This payment was recorded as license revenue in 2010. Pursuant to the Company’s license agreement with McLean Hospital, the Company paid 15% of the $2.5 million payment ($375,000), that was netted against the revenues received from Meda AB. The Company is also entitled to additional milestone payments of $5 million upon filing of an NDA with the U.S. FDA for oral flupirtine for fibromyalgia and $10 million upon marketing approval. The Meda Agreement also provides that the Company is entitled to receive net royalties of 7% of net sales of oral flupirtine approved for the treatment of fibromyalgia covered by issued patent claims in the U.S. and Japan. The Meda Agreement provides that Meda AB will assume all future development costs for the commercialization of oral flupirtine for fibromyalgia. Pursuant to the terms of the Company’s agreement with McLean Hospital, the Company is obligated to pay half of all future royalties the Company receives.  Future milestone payments will be recorded as revenue when payment is received as there are no future deliverables, and it is non-refundable.

Laboratory Revenues

The Company primarily recognized revenue for services rendered upon completion of the testing process. Billing for services reimbursed by third-party payers, including Medicare and Medicaid, were recorded as revenues, net of allowances for differences between amounts billed and the estimated receipts from such payers.

The Company maintained a sales allowance to compensate for the difference in its billing practices and insurance company reimbursements. In determining this allowance, the Company looked at several factors, the most significant of which is the average difference between the amount charged and the amount reimbursed by insurance carriers over the prior 12 months, otherwise known as the yearly average adjustment amount. The allowance taken was the averaged yearly average adjustment amount for these prior periods and multiplied by the period’s actual gross sales to determine the actual sales allowance for each period.

The Company generated reimbursements from 3 significant insurance providers in March 31, 2012 and 2011, as follows:

Customer	2012	2011
A	68%	69%
B	5%	18%
C	9%	5%

Risks and Uncertainties

The Company's operations could be subject to significant risks and uncertainties including financial, operational and regulatory risks and the potential risk of business failure. The global economic crisis has caused a general tightening in the credit markets, lower levels of liquidity, increases in the rates of default and bankruptcy, and extreme volatility in credit, equity and fixed income markets. These conditions may not only limit our access to capital, but also make it difficult for our customers, our vendors and us to accurately forecast and plan future business activities.

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid short-term investments with original maturities of three months or less.  At March 31, 2012 and 2011, respectively, the Company had no cash equivalents.

Goodwill

Goodwill was not amortized, and was tested for impairment at the reporting unit level annually and in interim periods if certain events occur indicating that the carrying value of goodwill was impaired. A reporting unit was an operating segment for which discrete financial information was available and was regularly reviewed by management. The Company had one reporting unit, Adeona Clinical Laboratory, to which goodwill was assigned.

ASC No. 350 requires a two-step approach to test goodwill for impairment for each reporting unit. The first step tests for impairment by applying fair value-based tests to a reporting unit. The second step, if deemed necessary, measures the impairment by applying fair value-based tests to specific assets and liabilities within the reporting unit. Application of the goodwill impairment tests require judgment, including identification of reporting units, assignment of assets and liabilities to each reporting unit, assignment of goodwill to each reporting unit, and determination of the fair value of each reporting unit. The determination of fair value for a reporting unit could be materially affected by changes in these estimates and assumptions.

At December 31, 2011, in connection with the Company classifying Adeona Clinical Laboratory as discontinued operations, previously recorded goodwill was considered impaired. See Note 4 – Discontinued Operations of Adeona Clinical Laboratory and Note Receivable.

Net Earnings (Loss) per Share

Net earnings (loss) per share is computed by dividing net earnings (loss) less preferred dividends for the period by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of common shares outstanding including the effect of common share equivalents. Since the Company reported a net loss for the three months ended March 31, 2012 and 2011, all common equivalent shares would be anti-dilutive; as such there is no separate computation for diluted loss per share. The number of options and warrants for the purchase of common stock, that were excluded from the computations of net loss per common share for the three months ended March 31, 2012 were 3,843,465 and 2,414,922, respectively, and for the three months ended March 31, 2011 were 2,273,072 and 2,554,650, respectively.

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development expenses consist primarily of license fees, manufacturing costs, salaries, stock-based compensation and related personnel costs, fees paid to consultants and outside service providers for laboratory development, legal expenses resulting from intellectual property prosecution and other expenses relating to the design, development, testing and enhancement of the Company’s product candidates.

Stock-Based Payment Arrangements

Generally, all forms of stock-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date typically using a Black-Scholes pricing model, based on the estimated number of awards that are ultimately expected to vest. Stock-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based payment, whichever is more readily determinable. The expense resulting from stock-based payments are recorded in research and development expense or general and administrative expense in the consolidated statement of operations, depending on the nature of the services provided.

Reclassifications

To conform prior period amounts to current year classifications, the Company has reclassified assets, liabilities, revenues and expenses associated with the sale of Adeona Clinical Laboratory to discontinued operations. These reclassifications had no impact on the Company’s previously reported financial condition, results of operations or cash flows.

2.	Summary of Significant Accounting Policies

Principles of Consolidation

All inter-company transactions and accounts have been eliminated in consolidation.

Emerging from the Development Stage

During the second quarter of 2010, the Company emerged from the development stage.   A development-stage enterprise is one in which planned principle operations have not commenced or if its operations have commenced, there has been no significant revenue.   The Company’s strategy is to license product candidates that have demonstrated a certain level of clinical efficacy and develop them to a stage that results in a significant commercial collaboration.  On May 6, 2010, the Company entered into a Sublicense Agreement (the “Meda Agreement”) with Meda AB of Sweden (“Meda”) and received an up-front payment of $2.5 million. The execution of the Meda Agreement combined with revenues from Adeona Clinical Laboratory were an indication of the commencement of principal operations, and therefore development-stage reporting was no longer required.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S.A. requires management to make estimates and assumptions that affect the reported amounts reported in the consolidated financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: the amount allocated to goodwill, the estimated useful lives for property and equipment, fair value of warrants and stock options granted for services or compensation, respectively, estimates of the probability and potential magnitude of contingent liabilities, and the valuation allowance for deferred tax assets due to continuing and expected future operating losses.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, actual results could differ from those estimates.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable were reported at realizable value, net of allowances for doubtful accounts, which were estimated and recorded in the period the related revenue was recorded. The Company estimated and reviewed the collectability of its receivables based on a number of factors, including the period they were outstanding. Historical collection and payer reimbursement experience was an integral part of the estimation process related to allowances for doubtful accounts associated with Adeona Clinical Laboratory. In addition, the Company regularly assessed the state of its billing operations in order to identify issues, which impacted the collectability of these receivables or reserve estimates. Revisions to the allowances for doubtful accounts estimates were recorded as an adjustment to bad debt expense. Receivables deemed uncollectible were charged against the allowance for doubtful accounts. Recoveries of receivables previously written-off are recorded as credits to the allowance for doubtful accounts.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) the service is completed without further obligation, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.  The Company recognizes milestone payments or upfront payments that have no contingencies as revenue when payment is received.  For the year ended December 31, 2011, the Company’s only stream of revenue was laboratory revenue. During the year ended December 31, 2010, the Company’s streams of revenue were license revenue, laboratory revenue and grant revenue.   Laboratory revenues are a component of discontinued operations for the years ended December 31, 2011 and 2010. See Note 3 – Discontinued Operations of Adeona Clinical Laboratory.

License Revenues

The Company’s licensing agreements may contain multiple elements, such as non-refundable up-front fees, payments related to the achievement of particular milestones and royalties. Fees associated with substantive at risk performance-based milestones are recognized as revenue upon completion of the scientific or regulatory event specified in the agreement. When the Company has substantive continuing performance obligations under an arrangement, revenue is recognized over the performance period of the obligations using a time-based proportional performance approach. Under the time-based method, revenue is recognized over the arrangement’s estimated performance period based on the elapsed time compared to the total estimated performance period. Revenue recognized at any point in time is limited to the amount of non-contingent payments received or due. When the Company has no substantive continuing performance obligations under an arrangement, it recognizes revenue as the related fees become due.

Revenues from royalties on third-party sales of licensed technologies are generally recognized in accordance with the contract terms when the royalties can be reliably determined and collectibility is reasonably assured. To date, the Company has not received any royalty revenues.

On May 6, 2010, the Company entered into the Meda Agreement for the development and commercialization of Effirma (oral flupirtine) for fibromyalgia.  As consideration for the sublicense, the Company received an up-front payment of $2.5 million upon execution of the Meda Agreement. This payment was recorded as license revenue in 2010. Pursuant to the Company’s license agreement with McLean Hospital, the Company paid 15% of the $2.5 million payment ($375,000), that was netted against the revenues received from Meda AB. The Company is also entitled to additional milestone payments of $5 million upon filing of an NDA with the U.S. FDA for oral flupirtine for fibromyalgia and $10 million upon marketing approval. The Meda Agreement also provides that the Company is entitled to receive net royalties of 7% of net sales of oral flupirtine approved for the treatment of fibromyalgia covered by issued patent claims in the U.S. and Japan. The Meda Agreement provides that Meda AB will assume all future development costs for the commercialization of oral flupirtine for fibromyalgia. Pursuant to the terms of the Company’s agreement with McLean Hospital, the Company is obligated to pay half of all future royalties the Company receives.  Future milestone payments will be recorded as revenue when payment is received as there are no future deliverables, and it is non-refundable.

  Laboratory Revenues

The Company primarily recognized revenue for services rendered upon completion of the testing process. Billing for services reimbursed by third-party payers, including Medicare and Medicaid, were recorded as revenues, net of allowances for differences between amounts billed and the estimated receipts from such payers.

The Company maintained a sales allowance to compensate for the difference in its billing practices and insurance company reimbursements. In determining this allowance, the Company looked at several factors, the most significant of which is the average difference between the amount charged and the amount reimbursed by insurance carriers over the prior 12 months, otherwise known as the yearly average adjustment amount. The allowance taken was the averaged yearly average adjustment amount for these prior periods and multiplied by the period’s actual gross sales to determine the actual sales allowance for each period.

The Company generated reimbursement from three significant insurance providers in 2011 and 2010.

Customer	2011	2010
A	70%	65%
B	4%	11%
C	19%	14%

Grant Revenues

On November 4, 2010, the Company was awarded two grants totaling $489,000 under the Qualifying Therapeutic Discovery Project (QTDP) Program to support the Company’s clinical programs. The QTDP Grants Program was included in the healthcare reform legislation and established a one-time pool of $1 billion for grants to small biotechnology companies developing novel therapeutics which show potential to: (a) result in new therapies that either treat areas of unmet medical need, or prevent, detect, or treat chronic or acute diseases and conditions; (b) reduce long-term health care costs in the U.S.; or (c) significantly advance the goal of curing cancer within a 30-year period.  All grant income was recognized in 2010 and there are no future obligations associated with these grants.

During 2010 and March 2011, all amounts awarded under these grants had been received. See Note 9 regarding the taxability of grant revenues.

Revenues, net (in thousands)

	December 31,
	2011	2010
License revenue	$-	$2,500
License fees	-	(375)
License revenue, net	-	2,125
Grant revenue	-	489
Total revenues, net	$-	$2,614

Risks and Uncertainties

The Company's operations could be subject to significant risks and uncertainties including financial, operational and regulatory risks and the potential risk of business failure. The global economic crisis has caused a general tightening in the credit markets, lower levels of liquidity, increases in the rates of default and bankruptcy, and extreme volatility in credit, equity and fixed income markets. These conditions may not only limit our access to capital, but also make it difficult for our customers, our vendors and us to accurately forecast and plan future business activities.

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid short-term investments with original maturities of three months or less.  At December 31, 2011 and 2010, respectively, the Company had no cash equivalents.

Classification of Marketable Securities as Held to Maturity, Trading, and Available for Sale

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available for sale. Held to maturity securities are recorded as either short-term or long-term on the balance sheet, based on contractual maturity date and are stated at amortized cost. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings. Debt and marketable equity securities not classified as held to maturity or as trading, are classified as available for sale, and are carried at fair market value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income and reported in shareholders’ equity. At December 31, 2011 and 2010, respectively, the Company had no marketable securities.

During the year ended December 31, 2011, the Company held investments in marketable securities that were classified as held to maturity and consisted of corporate bonds and certificates of deposits as follows (in thousands) :

December 31, 2011
Purchase of short-term investments	$(4,370)
Amortization of premium on investments	57
Proceeds from short-term investments	4,293
Loss on sale of short-term investments	20
Fair value	$-

Property and Equipment

Property and equipment is recorded at cost and depreciated or amortized using the straight-line method over the estimated useful life of the asset or the underlying lease term for leasehold improvements, whichever is shorter. The estimated useful life by asset description is noted in the following table.

Asset Description	Estimated Useful Life
Office equipment and furniture	5 years
Laboratory equipment	7-10 years
Manufacturing equipment	10 years
Leasehold improvements and fixtures	Lesser of estimated useful or life of lease

Depreciation expense was approximately $144,000 and $346,000 for the years ended December 31, 2011 and 2010, respectively. When assets are disposed of, the cost and accumulated depreciation are removed from the accounts. Repairs and maintenance are charged to expense as incurred.

During 2010, the Company reviewed property and equipment for impairment and determined that certain items had been impaired due to obsolescence. As a result of this review, the Company recorded an impairment loss of approximately $121,000. For the year ended December 31, 2011, there were no significant events or changes in circumstances identified by the Company that would indicate that the carrying value of an asset was not recoverable.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If such an event or change in circumstances occurs and potential impairment is indicated because the carrying values exceed the estimated future undiscounted cash flows of the asset, the Company will measure the impairment loss as the amount by which the carrying value of the asset exceeds its fair value.

Goodwill

Goodwill was not amortized, and was tested for impairment at the reporting unit level annually and in interim periods if certain events occur indicating that the carrying value of goodwill was impaired. A reporting unit was an operating segment for which discrete financial information was available and was regularly reviewed by management. The Company had one reporting unit, Adeona Clinical Laboratory, to which goodwill was assigned.

ASC No. 350 requires a two-step approach to test goodwill for impairment for each reporting unit. The first step tests for impairment by applying fair value-based tests to a reporting unit. The second step, if deemed necessary, measures the impairment by applying fair value-based tests to specific assets and liabilities within the reporting unit. Application of the goodwill impairment tests require judgment, including identification of reporting units, assignment of assets and liabilities to each reporting unit, assignment of goodwill to each reporting unit, and determination of the fair value of each reporting unit. The determination of fair value for a reporting unit could be materially affected by changes in these estimates and assumptions.

At December 31, 2011, in connection with the Company classifying Adeona Clinical Laboratory as discontinued operations, previously recorded goodwill was considered impaired. See Note 3 – Discontinued Operations of Adeona Clinical Laboratory.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a "beneficial conversion feature" (BCF) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF would be recorded as a debt discount against the face amount of the respective debt instrument. The discount would be amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option pricing model.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt.  These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company may provide the debt holder with an original issue discount.   The original issue discount was recorded to debt discount reducing the face amount of the note and is being amortized to interest expense over the life of the debt.

Net Earnings (Loss) per Share

Net earnings (loss) per share is computed by dividing net earnings (loss) less preferred dividends for the period by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of common shares outstanding including the effect of common share equivalents. Since the Company reported a net loss for the years ended December 31, 2011 and 2010, all common equivalent shares would be anti-dilutive; as such there is no separate computation for diluted loss per share. The number of options and warrants for the purchase of common stock, that were excluded from the computations of net loss per common share for the year ended December 31, 2011 were 2,979,010 and 3,259,186, respectively, and for the year ended December 31, 2010 were 1,990,444 and 1,070,472, respectively.

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development expenses consist primarily of license fees, manufacturing costs, salaries, stock-based compensation and related personnel costs, fees paid to consultants and outside service providers for laboratory development, legal expenses resulting from intellectual property prosecution and other expenses relating to the design, development, testing and enhancement of the Company’s product candidates.

Fair Value of Financial Instruments

The fair value accounting standards define fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is determined based upon assumptions that market participants would use in pricing an asset or liability. Fair value measurements are rated on a three-tier hierarchy as follows:

·	Level 1 inputs: Quoted prices (unadjusted) for identical assets or liabilities in active markets;

·	Level 2 inputs: Inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly; and

·	Level 3 inputs: Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy described above. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The carrying amounts of the Company’s short-term financial instruments, including accounts receivable, other current assets, accounts payable and accrued liabilities, approximate fair value due to the relatively short period to maturity for these instruments.

Stock-Based Payment Arrangements

Generally, all forms of stock-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date typically using a Black-Scholes pricing model, based on the estimated number of awards that are ultimately expected to vest. Stock-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based payment, whichever is more readily determinable. The expense resulting from stock-based payments are recorded in research and development expense or general and administrative expense in the consolidated statement of operations, depending on the nature of the services provided.

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC Topic 740, “ Income Taxes ,” which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

Accounting guidance now codified as FASB ASC Topic 740-20, “Income Taxes – Intraperiod Tax Allocation,” clarifies the accounting for uncertainties in income taxes recognized in accordance with FASB ASC Topic 740-20 by prescribing guidance for the recognition, de-recognition and measurement in financial statements of income tax positions taken in previously filed tax returns or tax positions expected to be taken in tax returns, including a decision whether to file or not to file in a particular jurisdiction. FASB ASC Topic 740-20 requires that any liability created for unrecognized tax benefits is disclosed. The application of FASB ASC Topic 740-20 may also affect the tax bases of assets and liabilities and therefore may change or create deferred tax liabilities or assets. The Company would recognize interest and penalties related to unrecognized tax benefits in income tax expense. At December 31, 2011 and 2010, respectively, the Company did not record any liabilities for uncertain tax positions.

Recent Accounting Pronouncements

In May 2011, the FASB issued guidance in regard to fair value measurement. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between GAAP and International Financial Reporting Standards (IFRS). This guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued guidance in regard to goodwill impairment. The new guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. An entity can choose to perform the qualitative assessment on none, some, or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then perform the qualitative assessment in any subsequent period. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

Reclassifications

To conform prior period amounts to current year classifications, the Company has reclassified assets, liabilities, revenues and expenses associated with the sale of Adeona Clinical Laboratory to discontinued operations. These reclassifications had no impact on the Company’s previously reported financial condition, results of operations or cash flows.

Discontinued Operations of Adeona Clinical Laboratory and Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

4.   Discontinued Operations of Adeona Clinical Laboratory and Note Receivable

On March 8, 2012, the Company sold all of its interest in Adeona Clinical Laboratory, LLC (the “Lab”) to Hartlab, LLC, an entity controlled by the Lab’s former owner. In connection with the sale of the Lab, the consideration received was (i) the immediate assignment of the Lab’s outstanding accounts receivable up through the date of closing, plus (ii) $700,000 payable pursuant to the terms of a two-year non-recourse promissory note bearing interest at 5.7% per annum secured by all of the assets of the Lab. The note and all unpaid interest are due on March 1, 2014.

In accordance with ASC Topic 205-20 “ Presentation of Financial Statements—Discontinued Operations ” (ASC 205-20), the Company determined that all the criteria had been met and classified the Lab as discontinued operations and its results of operations, financial position and cash flows are separately reported for all periods presented. The assets of the discontinued operations are presented separately under the caption “Assets of discontinued operations” in the accompanying Consolidated Balance Sheets at March 31, 2012, and December 31, 2011, and consist of the following (in thousands):

	March 31, 2012	December 31, 2011
Assets of discontinued operations:
Property and equipment, net	$-	$23
Total assets	$-	$23

The summarized statement of operations data for Adeona Clinical Laboratory for the three months ended March 31, 2012 and March 31, 2011 are as follows (in thousands):

	March 31,
	2012	2011
Laboratory fees, net	$115	$323

Operating Costs and Expenses:
General and administrative	27	35
Cost of laboratory services	116	251
Total operating costs and expenses	143	286
Income (loss) from discontinued operations	(28)	37

Other Income:
Gain on the sale of Adeona Clinical Laboratory	677	-

Net income from discontinued operations	$649	$37

3.	Discontinued Operations of Adeona Clinical Laboratory

On March 8, 2012, the Company sold all of its interest in Adeona Clinical Laboratory, LLC (the “Lab”) to Hartlab, LLC, an entity controlled by the Lab’s former owner. In connection with the sale of the Lab, the consideration received was (i) the immediate assignment of the Lab’s outstanding accounts receivable up through the date of closing, plus (ii) $700,000 payable pursuant to the terms of a two-year non-recourse promissory note secured by all of the assets of the Lab.

In accordance with ASC Topic 205-20 “Presentation of Financial Statements—Discontinued Operations” (ASC 205-20), the Company determined that the sale of the Lab should be classified as “held for sale” at December 31, 2011. In accordance with ACS 205-20 all of the following criteria must be met for an entity to be classified as “held for sale”:

·	Management, having the authority to approve the action, commits to a plan to sell the asset.
·	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.
·	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.
·	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a complete sale within one year.
·	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

The Company determined that all the criteria had been met and has classified the Lab as discontinued operations and its results of operations, financial position and cash flows are separately reported for all periods presented. The assets and liabilities of the discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations,” respectively, in the accompanying Consolidated Balance Sheets at December 31, 2011, and December 31, 2010, and consist of the following (in thousands ):

	December 31,
	2011	2010
Assets of discontinued operations:
Property and equipment, net	$23	$36
Goodwill	-	178
Total assets	$23	$214

Liabilities of discontinued operations:
Current portion of capital lease	$-	$24
Total liabilities	$-	$24

The summarized statement of operations data for Adeona Clinical Laboratory for the years ended December 31, 2011 and December 31, 2010 are as follows (in thousands):

	December 31,
	2011	2010
Laboratory fees, net	$1,169	$551

Operating Costs and Expenses:
General and administrative	539	599
Cost of laboratory services	975	468
Impairment loss on goodwill	178	-
Total operating costs and expenses	1,692	1,067

Loss from discontinued operations	$(523)	$(516)

Selected Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]

5.   Selected Balance Sheet Information

Accounts receivable consisted of the following at March 31, 2012 and December 31, 2011 (in thousands):

	March 31, 2012	December 31, 2011
Accounts receivable	$736	$692
Bad debt allowance - customer	(296)	(287)
Accounts receivable, net	$440	$405

Property and Equipment consisted of the following at March 31, 2012, and December 31, 2011 (in thousands) :

	March 31, 2012	December 31, 2011
Manufacturing equipment	$400	$400
Computer and office equipment	159	159
Laboratory equipment	136	136
Total	695	695
Less accumulated depreciation	(392)	(372)
Property and equipment, net	$303	$323

Depreciation expense for the three months ended March 31, 2012 and 2011 was $20,000 and $80,000, respectively.

4.	Selected Balance Sheet Information

Accounts receivable (in thousands)

	December 31,
	2011	2010
Accounts receivable	$692	$472
Bad debt allowance - customer	(287)	(133)
Total	$405	$339

 Other current assets (in thousands)

	December 31,
	2011	2010
Grant receivable	$-	$320
Prepaid expenses	16	23
Total	$16	$343

Property and equipment (in thousands)

	December 31,
	2011	2010
Leasehold improvements	$-	$863
Manufacturing equipment	400	333
Computer and office equipment	159	160
Laboratory equipment	136	214
	695	1,570
Less accumulated depreciation	(372)	(1,095)
Total	$323	$475

Accrued expenses (in thousands)

	December 31,
	2011	2010
Accrued vendor payments	$1	$105
Bonus	-	100
Compensation	28	5
Total	$29	$210

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6.   Stock-Based Compensation

During 2001, Pipex Therapeutics’ board of directors and stockholders adopted the 2001 Stock Incentive Plan (the “2001 Stock Plan”). This plan was assumed by Pipex in the October 2006 merger with Sheffield. As of the date of the merger, there were 1,489,353 options issued and outstanding under the 2001 plan. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 plan shall not exceed 250,000. All awards pursuant to the 2001 Stock Plan shall terminate upon the termination of the grantee’s employment for any reason. Awards include options, restricted shares, stock appreciation rights, performance shares and cash-based awards (the “Awards”). The 2001 Stock Plan contains certain anti-dilution provisions in the event of a stock split, stock dividend or other capital adjustment, as defined in the plan. The 2001 Stock Plan provides for a Committee of the Board to grant awards and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the awards, including acceleration of the vesting of an award at any time. As of March 31, 2012, there were 1,066,007 options issued and outstanding under the 2001 Stock Plan.

On March 20, 2007, the Company’s board of directors approved the Company’s 2007 Stock Incentive Plan (the “2007 Stock Plan”) for the issuance of up to 2,500,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. This plan was approved by stockholders on November 2, 2007. The exercise price of stock options under the 2007 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 plan shall not exceed 250,000. Options become exercisable over various periods from the date of grant, and generally expire ten years after the grant date. As of March 31, 2012, there are 1,031,394 options issued and outstanding under the 2007 Stock Plan.

On November 2, 2010, the board of directors and stockholders adopted the 2010 Stock Incentive Plan (“2010 Stock Plan”) for the issuance of up to 3,000,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. The exercise price of stock options under the 2010 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. Options become exercisable over various periods from the date of grant, and generally expire seven to ten years after the grant date. As of March 31, 2012, there are 1,746,064 options issued and outstanding under the 2010 Stock Plan.

In the event of an employee’s termination, the Company will cease to recognize compensation expense for that employee. There is no deferred compensation recorded upon initial grant date, instead, the fair value of the stock-based payment is recognized ratably over the stated vesting period.

The Company has applied fair value accounting for all stock-based payment awards since inception. The fair value of each option or warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the months ended March 31, 2012 and 2011 are as follows:

	Three Months Ended March 31,
	2012	2011
Exercise price	$1.14 – $2.47	$1.21 – $2.22
Expected dividends	0%	0%
Expected volatility	108% – 174%	185% – 188%
Risk free interest rates	0.37% – 1.98%	2.81% – 3.58%
Expected life options	10 years	5 years – 7 years
Expected forfeitures	0%	0%

The Company records stock-based compensation based upon the stated vested provisions in the related agreements, with recognition of expense recorded on the straight line basis over the term of the related agreement. The vesting provisions for these agreements have various terms as follows:

●	immediate vesting,
●	one-half vesting immediately and the remainder over three years

●	monthly over three years,
●	quarterly over three years,
●	annually over three years,
●	one-third immediate vesting and remaining annually over two years,
●	one-eighth immediate vesting with remaining vesting over two years,
●	one-half immediate vesting with remaining vesting over nine months; and
●	one quarter immediate vesting with the remaining over three years.

During the three months ended March 31, 2012, the Company granted 1,300,000 options to employees and consultants having a fair value of approximately $3 million based upon the Black-Scholes option pricing model.  During the same period of 2011, the Company granted 324,502 options to employees having a fair value of approximately $433,000 based upon the Black-Scholes option pricing model.

A summary of stock option activities as of March 31, 2012, and for the year ended December 31, 2011, is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010	2,539,091	$1.32
Granted	557,002	1.26
Exercised	(23,333)	0.57
Forfeited or expired	(93,750)	0.59
Balance – December 31, 2011	2,979,010	1.34
Granted	1,300,000	2.35
Exercised	(289,343)	0.23
Forfeited or expired	(146,202)	0.80
Balance – March 31, 2012 – outstanding	3,843,465	$1.79	7.18 years	$2,230,000

Balance – March 31, 2012 – exercisable	2,323,320	$1.62	5.73 years	$1,814,000

The options outstanding and exercisable as of March 31, 2012, are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	3,753,466	$1.69	7.29 years	2,233,321	$1.44	5.86 years
$4.58 - $9.05	89,999	5.93	2.51 years	89,999	5.93	2.51 years
$0.09 - $9.05	3,843,465	$1.79	7.18 years	2,323,320	$1.62	5.73 years

The options outstanding and exercisable as of March 31, 2011, are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	2,721,921	$1.22	6.75 years	2,183,073	$1.32	6.27 years
$4.58 - $9.05	89,999	5.93	3.51 years	89,999	5.93	3.51 years
$0.09 - $9.05	2,811,926	$1.37	6.65 years	2,273,072	$1.50	6.16 years

Options of Subsidiary

During 2004 and 2007, CD4 granted 30,000 options. On August 5, 2009, 10,000 of these options expired. As of March 31, 2012, a total of 20,000 options were outstanding and exercisable with an exercise price of $0.20 and a remaining contractual life of 0.12 years.

As of March 31, 2012, Epitope has 50,000 options outstanding and 20,000 options exercisable with an exercise price of $0.001 and a remaining contractual life of 6.25 years.  These options were granted during 2008, vest annually over 5 years, and have a fair value of $50, which was determined using the Black-Scholes model with the following assumptions: expected dividend yield of 0%; expected volatility of 200%, risk free interest rate of 2.47% and an expected life of 10 years.

5.	Stock-Based Compensation

Stock Incentive Plan

During 2001, the Company’s Board of Directors and stockholders adopted the 2001 Stock Incentive Plan (the “2001 Stock Plan”). As of the date of the merger, there were 1,489,353 options issued and outstanding under the 2001 plan. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 Stock Plan shall not exceed 250,000. All awards pursuant to the 2001 Stock Plan shall terminate upon the termination of the grantee’s employment for any reason. Awards include options, restricted shares, stock appreciation rights, performance shares and cash-based awards (the “Awards”). The 2001 Stock Plan contains certain anti-dilution provisions in the event of a stock split, stock dividend or other capital adjustment, as defined in the plan. The 2001 Stock Plan provides for a Committee of the Board to grant awards and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the awards, including acceleration of the vesting of an award at any time. As of December 31, 2011, there were 1,320,354 options issued and outstanding under the 2001 Stock Plan.

On March 20, 2007, the Company’s Board of Directors approved the 2007 Stock Incentive Plan (the “2007 Stock Plan”) for the issuance of up to 2,500,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. This plan was approved by stockholders on November 2, 2007. The exercise price of stock options under the 2007 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. The total number of shares of stock with respect to which stock options and stock appreciation rights may be granted to any one employee of the Company or a subsidiary during any one-year period under the 2001 plan shall not exceed 250,000. Options become exercisable over various periods from the date of grant, and generally expire ten years after the grant date. As of December 31, 2011, there are 1,201,156 options issued and outstanding under the 2007 Stock Plan.

On November 2, 2010, the Board of Directors and stockholders adopted the 2010 Stock Incentive Plan (“2010 Stock Plan”) for the issuance of up to 3,000,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. The exercise price of stock options under the 2010 Stock Plan is determined by the compensation committee of the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. Options become exercisable over various period from the date of grant, and generally expire ten years after the grant date. As of December 31, 2011, there are 457,500 options issued and outstanding under the 2010 Stock Plan.

In the event of an employee’s termination, the Company will cease to recognize compensation expense for that employee. There is no deferred compensation recorded upon initial grant date, instead, the fair value of the stock-based payment is recognized ratably over the stated vesting period.

The Company has applied fair value accounting for all share based payment awards since inception. The fair value of each option or warrant granted is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes assumptions used in the years ended December 31, 2011 and 2010 are as follows:

	Year ended December 31,
	2011	2010
Exercise price	$0.49 - $2.22	$0.56 - $0.87
Expected dividends	0%	0%
Expected volatility	175% - 188%	187% - 207%
Risk fee interest rate	1.30% - 3.58%	2.54% - 3.63%
Expected life of option	5 - 7 years	10 years
Expected forfeitures	0%	0%

The Company records stock-based compensation based upon the stated vested provisions in the related agreements, with recognition of expense recorded on the straight line basis over the term of the related agreement. The vesting provisions for these agreements have various terms as follows:

·	immediate vesting,
·	half vesting immediately and the remainder over three years,
·	quarterly over three years,
·	annually over three years,
·	one-third immediate vesting and remaining annually over two years,
·	one half immediate vesting with remaining vesting over nine months,
·	one quarter immediate vesting with the remaining over three years
·	one quarter immediate vesting with the remaining over 33 months; and
·	monthly over three years.

During 2011, the Company granted 557,002 options to employees and consultants having an approximate fair value of $609,000 based upon the Black-Scholes option pricing model.  During 2010, the Company granted 743,332 options to employees and consultants having an approximate fair value of $597,000 based upon the Black-Scholes option pricing model.

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance – December 31, 2009	2,561,332	$1.26	7.16 years	$304,000
Granted	743,332	$0.80
Exercised	(255,954)	$0.44
Forfeited	(509,619)	$0.69
Balance – December 31, 2010	2,539,091	$1.32	6.97 years	$1,028,000
Granted	557,002	$1.26
Exercised	(23,333)	$0.57
Forfeited	(93,750)	$0.59
Balance – December 31, 2011 – outstanding	2,979,010	$1.34	6.01 years	$-
Balance – December 31, 2011 – exercisable	2,454,607	$1.46	5.62 years	$-

Grant date fair value of options granted – 2011		$609,000
Weighted average grant date fair value – 2011		$1.09
Grant date fair value of options granted – 2010		$597,000
Weighted average grant date fair value – 2010		$0.80
Outstanding options held by related parties – 2011		1,283,160
Exercisable options held by related parties – 2011		1,070,660
Outstanding options held by related parties – 2010		1,083,160
Exercisable options held by related parties – 2010		858,160

The options outstanding and exercisable at December 31, 2011 are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	2,889,011	$1.20	6.11 years	2,364,608	$1.29	5.72 years
$4.58 - $9.05	89,999	$5.93	2.76 years	89,999	$5.93	2.76 years
$0.09 - $9.05	2,979,010	$1.34	6.01 years	2,454,607	$1.46	5.62 years

The options outstanding and exercisable at December 31, 2010 are as follows:

Options Outstanding				Options Exercisable
		Weighted	Weighted Average		Weighted	Weighted Average
Range of		Average	Remaining		Average	Remaining
Exercise Price	Options	Exercise Price	Contractual Life	Options	Exercise Price	Contractual Life
$0.09 - $4.57	2,449,092	$1.16	7.09 years	1,900,445	$1.28	6.47 years
$4.58 - $9.05	89,999	$5.93	3.76 years	89,999	$5.93	3.76 years
$0.09 - $9.05	2,539,091	$1.32	6.97 years	1,990,444	$1.48	6.35 years

The following is a summary of the Company’s non-vested stock options at December 31, 2011:

		Weighted Average
	Unvested	Grant
	Stock Options	Date Fair Value
Non-vested – December 31, 2010	548,647	$0.77
Granted	557,002	1.09
Vested/Exercised	(528,017)	1.07
Forfeited/Cancelled	(53,229)	0.57
Non-vested – December 31, 2011	524,403	$0.82
Weighted average remaining period for vesting	1.67 years

Stock Warrants and Derivative Liabilities

On July 2, 2010, the Company entered into a Common Stock Purchase Agreement with a single investor. As part of this agreement, the Company issued warrants to purchase 60,606 shares of common stock to the placement agent, or its permitted assigns. The warrants have an exercise price of $1.32 and a life of 5 years. The warrants vested on January 1, 2011 and expire December 31, 2015. Since these warrants were granted as part of an equity raise, the Company has treated them as a direct offering cost. The result of the transaction has no affect to equity. As of December 31, 2011, 30,303 of these warrants remained outstanding.

On January 28, 2011, the Company entered into a Common Stock Purchase Agreement with three institutional investors. As part of this agreement, the Company issued warrants to purchase 1,428,572 shares of common stock. Each warrant was exercisable for thirteen months at $2.00 per share and subsequently exchanged for new warrants with substantially the same terms as the original warrants except that the expiration date was extended for two months. The original warrants had an anti-dilution price protection feature; if the Company issues securities at a price per share that is less than $2.00 per share, the warrant holders will be ratcheted down to the lower offering price. However, the Company had instituted a floor price of $1.40 per share in connection with the price protection.

On April 6, 2011, the Company entered into another Common Stock Purchase Agreement that triggered the ratchet provision and re-set the price of these warrants to $1.40 per share. Due to the re-set to the floor price, the warrant liability was marked-to-market and reclassified to additional paid-in capital since it ceased to contain the provisions of a derivative liability. As of December 31, 2011, all of these warrants remained outstanding.

The warrants were initially recorded as liabilities at their estimated fair value on the commitment date, which was $716,000 with subsequent changes in estimated fair value recorded as a warrant expense in the Company’s statement of operations at each subsequent reporting period. On April 6, 2011, the fair value of the warrant liability was $1.5 million, which represented an increase in fair value of $765,000. The fair value was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

		Remeasurement
	Commitment	Date
	Date	April 6, 2011
Closing stock price	$1.39	$2.08
Expected dividend rate	0%	0%
Expected stock price volatility	117.1%	104.6%
Risk free interest rate	0.28%	0.29%
Expected life (years)	1.08	0.85

On August 10, 2011, the Company entered into an agreement to exchange the warrants issued in connection with the January 28, 2011 financing for new warrants with substantially the same terms as the original warrants except that in the new warrants the expiration date was extended by two months.

On April 6, 2011, the Company entered into a Common Stock Purchase Agreement with an institutional investor. As part of this agreement, the Company issued a warrant to purchase 844,391 shares of common stock. The warrant was initially exercisable for thirteen months at $2.0725 per share. The warrant had an anti-dilution price protection feature; that provided if the Company issues securities at a price per share that is less than $2.0725 per share, the exercise price of the warrant will be ratcheted down to the lower offering price. On July 28, 2011, the warrant was exchanged for a new warrant with substantially similar terms except that in the new warrant (i) the anti-dilution price protection was eliminated, (ii) the exercise price was lowered to $1.00, (iii) the expiration date was extended for an additional three months to August 12, 2012, and (iv) the warrant’s initial exercise date was changed to January 2012. Due to this warrant exchange, the warrant liability was marked-to-market and reclassified to additional paid-in capital since it ceased to contain the provisions of a derivative liability. As of December 31, 2011, all of these warrants remained outstanding.

The warrant is initially recorded as a liability at its estimated fair value on the commitment date, which was $776,000 with subsequent changes in estimated fair value recorded as a warrant expense in the Company’s statement of operations at each subsequent period. On July 28, 2011, the fair value of the warrant liability was $253,000, which represented a decrease in fair value of $523,000. The fair value is measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

		Remeasurement
	Commitment	Date
	Date	July 28, 2011
Closing stock price	$2.08	$0.84
Expected dividend rate	0%	0%
Expected stock price volatility	112.1%	105.6%
Risk free interest rate	0.29%	0.21%
Expected life (years)	1.08	1.04

The following table summarizes the estimated fair value of the warrant liabilities (in thousands):

Balance at December 31, 2010	$-
Warrant liability	1,492
Change in fair value of warrant liability	242
Reclassification to additional paid-in capital	(1,734)
Balance at December 31, 2011	$-

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance at December 31, 2009	1,070,472	$3.27
Granted	60,606	1.32
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2010	1,131,078	3.49
Granted	2,272,963	1.25
Exercised	(15,615)	1.03
Forfeited	(129,240)	2.08
Balance as December 31, 2011	3,259,186	$1.95

A summary of all outstanding and exercisable warrants as of December 31, 2011 is as follows:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$1.00	844,391	844,391	0.61 years	$219,000
$1.32	30,303	30,303	4.00 years	-
$1.40	1,428,572	1,428,572	0.33 years	-
$2.22	517,257	517,257	4.91 years	-
$3.30	61,207	61,207	3.41 years	-
$3.75	50,000	50,000	4.13 years	-
$6.36	327,456	327,456	0.86 years	-
$1.95	3,259,186	3,259,186	1.33 years	$219,000

Options of Subsidiaries

As of December 31, 2011, CD4 Biosciences, Inc., a majority-owned subsidiary of Synthetic Biologics, has a total of 20,000 stock options outstanding and exercisable.  These stock options have an exercise price of $0.20 and a remaining contractual life of 0.37 years.

As of December 31, 2011, Epitope, a majority-owned subsidiary of Synthetic Biologics, has 50,000 stock options outstanding and 20,000 stock options exercisable. These stock options have an exercise price of $0.001 and a remaining contractual life of 6.50 years.

Stock Purchase Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Purchase Warrants [Abstract]
Stock Purchase Warrants [Text Block]

7.   Stock Purchase Warrants

On March 15, 2012, the Company entered into a consulting agreement for a financial communications program, for a period of twelve months that began on February 20, 2012. As compensation for such program, the consultant is paid a monthly fee and will be issued a performance warrant exercisable for 250,000 shares of the Company’s common stock based on achievement of certain milestones. Upon initiation of the program, 50,000 of the performance warrants vested. The performance warrant is exercisable for a period of two years from the date the agreement was executed for an exercise price equal to the price of the Company’s common stock on the date of execution. The fair value of the warrant approximated $61,000 and was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

Exercise price	$2.20
Expected dividends	0%
Expected volatility	108%
Risk free interest rate	0.37%
Expected life of warrant	2 years
Expected forfeitures	0%

On December 20, 2011, the Company entered into a consulting agreement for financial advisory services, for a period of twelve months. As compensation for such services, the consultant is paid a monthly fee and on February 2, 2012, was issued a warrant exercisable for 100,000 shares of the Company’s common stock. The warrant is exercisable upon issuance for a period of five years from the date of issue at an exercise price equal to the price of the Company’s common stock on the date of issue. The fair value of the warrant approximated $200,000 and was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

Exercise price	$1.14
Expected dividends	0%
Expected volatility	174%
Risk free interest rate	0.71%
Expected life of warrant	5 years
Expected forfeitures	0%

On April 6, 2011, the Company entered into a Common Stock Purchase Agreement with an institutional investor. As part of this agreement, the Company issued a warrant to purchase 844,391 shares of common stock. The warrants have an exercise price of $1.00 and a life of fifteen months. The warrants vested immediately and expire August 10, 2012. As of March 31, 2012, 344,391 of these warrants remained outstanding.

On January 28, 2011, the Company entered into a Common Stock Purchase Agreement with three institutional investors. As part of this agreement, the Company issued warrants to purchase 1,428,572 shares of common stock. The warrants have an exercise price of $1.40 and a life of fifteen months. The warrants vested immediately and expire May 1, 2012. As of March 31, 2012, 746,429 of these warrants remained outstanding.

On July 2, 2010, the Company entered into a Common Stock Purchase Agreement with a single investor. As part of this agreement, the Company issued warrants to purchase 60,606 shares of common stock to the placement agent, or its permitted assigns. The warrants have an exercise price of $1.32 and a life of 5 years. The warrants vested on January 1, 2011 and expire December 31, 2015. Since these warrants were granted as part of an equity raise, the Company has treated them as a direct offering cost. The result of the transaction has no affect to equity. As of March 31, 2012, 18,182 of these warrants remained outstanding.

A summary of warrant activities as of March 31, 2012, and for the year ended December 31, 2011, is as follows:

	Warrants	Weighted Average Exercise Price
Balance – December 31, 2010	1,131,078	$3.49
Granted	2,272,963	1.25
Exercised	(15,615)	1.03
Expired	(129,240)	2.08
Balance – December 31, 2011	3,259,186	1.95
Granted	350,000	1.90
Exercised	(1,194,264)	1.24
Expired	-	-
Balance – March 31, 2012 - outstanding	2,414,922	$2.36

Balance – March 31, 2012 – exercisable	2,214,922	$2.37

The warrants outstanding as of March 31, 2012, are as follows:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$1.00	344,391	344,391	0.36 years	$443,000
$1.14	100,000	100,000	4.84 years	106,000
$1.32	18,182	18,182	3.75 years	16,000
$1.40	746,429	721,429	0.08 years	577,000
$2.20	250,000	50,000	1.96 years	-
$2.22	517,257	517,257	4.66 years	-
$3.30	61,207	61,207	3.30 years	-
$3.75	50,000	50,000	3.88 years	-
$6.36	327,456	327,456	0.61 years	-
	2,414,922	2,214,922	1.81 years	$1,142,000

8.	Stock Repurchase Program

On April 3, 2009, the Company’s Board of Directors approved a Stock Repurchase Program authorizing the Company to repurchase, from time-to-time and through December 31, 2009, up to $1 million of its common stock, up to a maximum of four million shares at prices of up to $5 per share. As of December 31, 2011, the Company had repurchased 81,482 shares for approximately $50,000 ($0.61 per share), based upon the quoted closing trading price.  These treasury shares are not included in the computation of earnings (loss) per share and are deemed to be canceled and retired.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

8.   Stockholders’ Equity

During the three months ended March 31, 2012, the Company issued 289,343 shares of common stock, in connection with the exercise of stock options, for proceeds of approximately $68,000. The Company also issued 1,194,264 shares of common stock in connection with the exercise of warrants, for proceeds of approximately $1.5 million.

6.	Stockholders’ Equity

Year Ended December 31, 2010

On July 2, 2010, the Company sold 1,212,121 shares of the Company’s common stock at a closing price of $0.825 for gross proceeds of $1 million.  The Company paid direct offering costs of $115,000.  See Note 5 regarding warrants granted with this offering.

During the year ended December 31, 2010, the Company issued 255,954 shares of common stock, in connection with the exercise of stock options, for proceeds of $130,000. The Company also issued 279,724 shares of common stock for consulting services, having a fair value of $214,000 ($0.76 per share), 81,035 shares of common stock for license fees, having a fair value of $70,000 ($0.87 per share), and 60,521 shares of common stock for employment service, having a fair value of $47,000 ($0.77 per share). The fair value of these issuances were based upon the quoted closing trading prices.

Year Ended December 31, 2011

During the year ended December 31, 2011, the Company issued 28,333 shares of common stock in connection with the exercise of stock options and warrants for proceeds of $15,000 and 10,615 shares of common stock related to a cashless exercise of warrants. The Company issued 73,585 shares of common stock for employment service, having a fair value of $94,000 ($1.29 average per share) and 171,796 shares of common stock for consulting services, having a fair value of $165,000 ($0.96 average per share), based on the quoted closing trading prices. The Company also issued 3,123,558 shares of common stock as consideration for the Channel Agreement with Intrexon, having a fair value of $1.7 million ($0.54 average per share), based on the quoted closing trading price.

On January 28, 2011, the Company sold 2,857,144 shares of common stock and warrants exercisable for 1,428,572 shares of common stock for $4 million. Direct offering costs were approximately $296,000.

On April 6, 2011, the Company sold 1,688,782 shares of common stock and a warrant exercisable for 844,391 shares of common stock for $3.5 million. Direct offering costs were approximately $243,000.

License, Collaborative and Employment Agreements and Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	License, Collaborative and Employment Agreements and Commitments

License Agreements

The Company has entered into various option and license agreements for the use of patents and their corresponding applications. These agreements have been entered into with various educational institutions and hospitals. These agreements contain payment schedules or stated amounts due for (a) option and license fees, (b) expense reimbursements, and (c) achievement of success milestones. All expenses related to these agreements have been recorded as research and development.

Research Agreement

In September of 2005, the Company entered into a three-year research agreement with the University of Michigan. Pursuant to that agreement, the Company sponsored research of approximately $460,000 per year.  On March 20, 2008, the Company terminated the agreement.  On March 24, 2009, the Company entered into a payment plan with the University of Michigan to pay the outstanding balance of $197,000.  The Company agreed to pay $5,000 per month, until the balance is paid in full. At December 31, 2011, the balance is approximately $32,000 and is recorded as a short-term accounts payable

Employment Agreements

On February 6, 2010, the Company executed a three-year employment agreement with James S. Kuo, M.D., Chairman, Chief Executive Officer and President.  The agreement provided for an annual base salary of $199,000, discretionary performance and transactional bonus payments, and 400,000 stock options with an exercise price equal to the market price on the date of grant.  Of these stock options, 100,000 vested immediately upon grant and the remainder will vest pro rata, on a monthly basis, over the following thirty-six months. The fair value of the options totaled $328,000 and was determined using the Black-Scholes model with the following assumptions: expected dividend yield of 0%, expected volatility of 204.5%; risk free interest rate of 3.59% and an expected life of 10 years.

Effective February 3, 2012, Dr. Kuo resigned from his positions as President and Chief Executive Officer. In connection with his resignation, Dr. Kuo entered into a nine-month consulting agreement with the Company (the “Consulting Agreement”). Pursuant to the Consulting Agreement, Dr. Kuo will be entitled to a consulting fee of $17,000 per month and retain the right to exercise the stock options held by him that have vested (324,999) as of the effective date of the Consulting Agreement for a period expiring on the date that is one year from the effective date of the Consulting Agreement.

Effective February 3, 2012, Jeffrey Riley was appointed to serve as the Company’s Chief Executive Officer and President. In connection with his appointment, Mr. Riley entered into a three-year employment agreement with the Company (the “Riley Employment Agreement”). Pursuant to the Riley Employment Agreement, Mr. Riley will be entitled to an annual base salary of $348,000 and will be eligible for discretionary performance and transactional bonus payments. Additionally, Mr. Riley was granted options to purchase 750,000 shares of the Company’s common stock with an exercise price equal to the per share market price on the date of issue. These options will vest pro rata, on a monthly basis, over thirty-six months. The Company measured the fair value of the stock options at approximately $1.7 million using a Black-Scholes valuation model; these warrants were indexed to the Company’s own stock.

Effective February 6, 2012, C. Evan Ballantyne was appointed the Company’s Chief Financial Officer. In connection with his appointment, Mr. Ballantyne entered into a three-year employment agreement with the Company (the “Ballantyne Employment Agreement”). Pursuant to the Ballantyne Employment Agreement, Mr. Ballantyne will be entitled to an annual base salary of $298,000 and will be eligible for discretionary performance and transactional bonus payments. Additionally, Mr. Ballantyne was granted options to purchase 425,000 shares of our common stock with an exercise price equal to our per share market price on the date of issue. These options will vest pro rata, on a monthly basis, over thirty-six months. The Company measured the fair value of the stock options at approximately $1 million using a Black-Scholes valuation model; these warrants were indexed to the Company’s own stock.

The Black-Scholes assumptions used in calculating the fair value of the stock options are as follows:

Exercise price	$2.30 - $2.47
Expected dividends	0%
Expected volatility	174%
Risk free interest rate	1.93% - 1.97%
Expected life of options	10 years
Expected forfeitures	0%

Other Commitments

As of December 31, 2011, amounts due for license agreements are as follows (in thousands) :

Year Ending December 31,
2012	$37
2013	5
2014	5
2015	5
2016	5
Total	$57

Operating Lease

During 2007, the Company entered into a non-cancelable operating lease for office, laboratory and production space in Ann Arbor, Michigan. This lease expired on February 28, 2011. In March 2011, the Company entered into a month-to-month lease, at a different location, in Ann Arbor, Michigan.

During the years ended December 31, 2011 and 2010 the Company recognized rent expense of $64,000 and $214,000, respectively.

Capital Lease

In June 2006, the Company acquired $65,000 of equipment under a non-cancelable capital lease. The Company agreed to guarantee and to release the seller from the seller’s personal guarantee of the remaining balance and the amount was placed in escrow.  The effective interest rate of the lease was 8.51%.  Related monthly payments of principal and interest were $1,400 over a period of sixty months.  In September 2008, the lessor extended the term for repayment by eight months, with a final maturity date of January 2012.  The remaining balance of this capital lease at December 31, 2010 was $24,000. In January 2011, this capital lease was paid in full and the funds were released from escrow. See Note 3 – Discontinued Operations of Adeona Clinical Laboratory.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income Taxes

There was no income tax expense for the years ended December 31, 2011 and 2010 due to the Company’s net losses.

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2011 and 2010, (computed by applying the Federal Corporate tax rate of 34% to loss before taxes and 5.5% for Michigan State Corporate taxes, the blended rate used was 37.63%), as follows (in thousands):

	2011	2010
Computed “expected” tax benefit - Federal	$(2,618)	$(550)
Computed “expected” tax benefit - State	(448)	(94)
Non-taxable federal grant	-	(184)
Meals, entertainment and other	5	5
Non-deductible stock-based compensation	366	150
Warrant expense	56	-
Change in fair value of warrant expense	91	-
Realized loss on debt securities	7	-
Change in valuation allowance	2,035	673
	$-	$-

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Deferred tax assets:
Stock issued for services	$(321)	$(223)
Bad debt – change in allowance	(205)	(49)
Net operating loss carry-forward	(10,425)	(8,644)
Total gross deferred tax assets	(10,951)	(8,916)
Less valuation allowance	10,951	8,916
Net deferred tax assets	$-	$-

At December 31, 2011, the Company has a net operating loss carry-forward of approximately $27.7 million available to offset future taxable income expiring through 2031. Utilization of these net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code.

The valuation allowance at December 31, 2010 was approximately $8.9 million. The net change in valuation allowance during the year ended December 31, 2011 was an increase of approximately $2 million. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, Management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2011.

During 2010, the Company received grant revenue of $489,000.  Under the terms of the grant, this revenue is not taxable.

Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

9.   Subsequent Events

On May 1, 2012, the Company was informed by Berman & Company, P.A. (“Berman & Company”), the Company’s independent registered accounting firm, that during a regular Public Company Accounting Oversight Board (“PCAOB”) inspection of Berman & Company, the PCAOB issued a comment that the audit opinion included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 was issued by a partner at Berman & Company who was not authorized under the PCAOB rules to issue the opinion or act as our named engagement partner with respect to the Form 10-K audit (or prior 2011 Form 10-Q interim reviews) after the original engagement partner rotated off the account under the Securities and Exchange Commission’s independence rules as it pertains to partner rotation (S-X Rule 2-01 - Qualifications of Accountants).

The Company received funds from the exercise of warrants but will not issue any shares under any of its outstanding registration statements on Form S-3 until such time as it receives guidance from the SEC whether the issue disclosed herein affects the Company’s ability to continue to issue securities thereunder. The Company intends to return all of the funds to the warrant holders. The Company has sought guidance from the SEC staff regarding this matter and intends to file a waiver request to the extent it becomes necessary.

On May 10, 2012, Jeffrey J. Kraws was appointed as the independent, non-executive Chairman of the Board. For his service as independent, non-executive Chairman of the Board, Mr. Kraws will receive annual compensation of $150,000. Additionally, Mr. Kraws was granted options to purchase 100,000 shares of the Company’s common stock with an exercise price equal to our per share market price on the date of issue. These options will vest pro rata, quarterly over a two year period with the first quarterly issuance of 12,500 options vesting immediately. The Company measured the fair value of the stock options at approximately $166,000 using a Black-Scholes valuation model; these warrants were indexed to the Company’s own stock.

The Black-Scholes assumptions used in calculating the fair value of the stock options are as follows:

Exercise price	$1.70
Expected dividends	0%
Expected volatility	171%
Risk free interest rate	1.28%
Expected life of options	7 years
Expected forfeitures	0%

10. Subsequent Event

On December 20, 2011, the Company entered into a consulting agreement for financial advisory services, for a period of twelve months. As compensation for such services, the consultant will be paid a monthly fee of $10,000 and was issued a warrant exercisable for 100,000 shares of the Company’s common stock. The warrant is exercisable upon issuance for a period of five years from the date of issue at an exercise price equal to the price of the Company’s common stock on the date of issue. The issue date of the warrant is February 2, 2012.

The fair value of the warrant approximated $200,000 and was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

Exercise price	$1.14
Expected dividends	0%
Expected volatility	174%
Risk free interest rate	0.71%
Expected life of warrant	5 years
Expected forfeitures	0%

On May 1, 2012, the Company was informed by Berman & Company, P.A. (“Berman & Company”), the Company’s independent registered accounting firm, that during a regular Public Company Accounting Oversight Board (“PCAOB”) inspection of Berman & Company, the PCAOB issued a comment that the audit opinion included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 was issued by a partner at Berman & Company who was not authorized under the PCAOB rules to issue the opinion or act as our named engagement partner with respect to the Form 10-K audit (or prior 2011 Form 10-Q interim reviews) after the original engagement partner rotated off the account under the Securities and Exchange Commission’s independence rules as it pertains to partner rotation (S-X Rule 2-01 - Qualifications of Accountants).

The Company believes that the previously filed financial statements for the year ended December 31, 2011 are accurate. In addition, the Company has not been informed by Berman & Company or the PCAOB, that the previously filed financial statements for the year ended December 31, 2011 are not accurate or otherwise invalid. As a matter of precaution the new engagement partner at Berman & Company has since: (i) taken full responsibility for the audit as the lead engagement partner on the audit, (ii) performed a detailed review of all audit procedures related to the original audit for sufficiency and (iii) reissued the audit opinion. The review performed by the new audit partner did not result in any changes to the Company’s financial statements or notes to the financial statements for the year ended December 31, 2011, other than the addition of the May 1, 2012 and May 10, 2012 disclosures in this subsequent event note to the financial statements.

On May 10, 2012, Jeffrey J. Kraws was appointed as the independent, non-executive Chairman of the Board. For his service as independent, non-executive Chairman of the Board, Mr. Kraws will be issued options exercisable for 100,000 shares of the Company’s common stock and will receive annual compensation of $150,000. The fair value of these options will be measured using the Black-Scholes valuation model.